UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:      January 24, 2011
                                                   -----------------
Check here if Amendment [ ]; Amendment Number:
                                                   -----------------

     This Amendment (check only one):  [  ] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Burroughs Hutchinson Inc
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Address:        877 W Main St Ste 602
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                Boise ID 83702
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Form 13F File Number:   028-07788
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           Jill Wilson
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Title:          Chief Operating Officer
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Phone:          208-343-7556
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Signature, Place and Date of Signing:


            Jill Wilson               Boise, ID               01/24/2011
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
                                                 --------------------

Form 13F Information Table Entry Total:                  68
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Form 13F Information Table Value Total:                $135381
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                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.





                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     1579    18300 SH       SOLE                    18300
Abbott Labs                    COM              002824100     3042    63500 SH       SOLE                    63500
Alliance Data Systems          COM              018581108      710    10000 SH       SOLE                    10000
Ameren Corp                    COM              023608102     1162    41225 SH       SOLE                    41225
American Electric Power        COM              025537101     1240    34470 SH       SOLE                    34470
Apache Corp                    COM              037411105     1282    10750 SH       SOLE                    10750
CVS Caremark                   COM              126650100     4073   117150 SH       SOLE                   117150
Cardinal Health                COM              14149y108     2365    61725 SH       SOLE                    61725
ChevronTexaco Corp             COM              166764100     4238    46440 SH       SOLE                    46440
Cisco Systems Inc              COM              17275r102     4051   200250 SH       SOLE                   200250
ConAgra                        COM              205887102     1745    77300 SH       SOLE                    77300
Dell Inc.                      COM              24702R101      493    36400 SH       SOLE                    36400
ENSCO Intl                     COM              29358q109     2605    48800 SH       SOLE                    48800
Everest RE Group               COM              g3223r108      467     5500 SH       SOLE                     5500
Family Dollar Stores           COM              307000109      721    14500 SH       SOLE                    14500
FirstEnergy Corp               COM              337932107     1058    28570 SH       SOLE                    28570
GameStop                       COM              36467w109     1249    54600 SH       SOLE                    54600
General Electric               COM              369604103      698    38155 SH       SOLE                    38155
Goldman Sachs                  COM              38141g104     3203    19050 SH       SOLE                    19050
Halliburton Co                 COM              406216101     1192    29200 SH       SOLE                    29200
Hess Corp                      COM              42809h107     1209    15800 SH       SOLE                    15800
Hewlett - Packard              COM              428236103     4336   103000 SH       SOLE                   103000
Illinois Tool Works            COM              452308109     1191    22300 SH       SOLE                    22300
Int'l Business Mach.           COM              459200101     4953    33750 SH       SOLE                    33750
Intel Corp.                    COM              458140100     1856    88260 SH       SOLE                    88260
J.P. Morgan Chase              COM              46625H100     4658   109800 SH       SOLE                   109800
Johnson & Johnson              COM              478160104     3345    54085 SH       SOLE                    54085
KBR Inc.                       COM              48242w106     2681    88000 SH       SOLE                    88000
L-3 Communications             COM              502424104     2206    31300 SH       SOLE                    31300
Lincoln National               COM              534187109     1029    37000 SH       SOLE                    37000
Lowe's Companies               COM              548661107      210     8390 SH       SOLE                     8390
Marathon Oil                   COM              565849106     4220   113950 SH       SOLE                   113950
Medtronic                      COM              585055106     1153    31100 SH       SOLE                    31100
Microsoft                      COM              594918104     5459   195600 SH       SOLE                   195600
Morgan Stanley                 COM              617446448     3211   118000 SH       SOLE                   118000
Mountain West Finl             COM              62450b100       55    13500 SH       SOLE                    13500
Newmont Mining                 COM              651639106     2383    38800 SH       SOLE                    38800
Oracle Systems                 COM              68389X105      623    19900 SH       SOLE                    19900
Pepco Holdings                 COM              713291102     1384    75850 SH       SOLE                    75850
Pepsico Inc.                   COM              713448108     3401    52055 SH       SOLE                    52055
Procter & Gamble               COM              742718109     2555    39720 SH       SOLE                    39720
Proshares Leh 20yr             COM              74347r297     2296    62000 SH       SOLE                    62000
Research In Motion             COM              760975102     2209    38000 SH       SOLE                    38000
Scana Corp                     COM              80589m102     1299    31985 SH       SOLE                    31985
Schwab                         COM              808513105      342    20000 SH       SOLE                    20000
State Street Corp              COM              857477103     3536    76300 SH       SOLE                    76300
Supervalu                      COM              868536103      351    36400 SH       SOLE                    36400
Texas Instruments              COM              882508104     2801    86195 SH       SOLE                    86195
Transatlantic Holdings         COM              893521104      217     4200 SH       SOLE                     4200
Transocean Ltd                 COM              040674667     3823    55000 SH       SOLE                    55000
US Natural Gas Fund            COM              912318102      236    39400 SH       SOLE                    39400
Waste Management               COM              94106L109     2763    74950 SH       SOLE                    74950
Wells Fargo                    COM              949746101     6206   200250 SH       SOLE                   200250
Zimmer Holdings                COM              98956P102     4257    79300 SH       SOLE                    79300
Bank of NY 6.875%              PRD              09656g201     1671    66300 SH       SOLE                    66300
FPC Capital I 7.10%            PRD              302552203      660    25900 SH       SOLE                    25900
Harris Pref 7.375%             PRD              414567206     1472    58400 SH       SOLE                    58400
Highwoods Prop 8.0%            PRD              431284306      705    27964 SH       SOLE                    27964
JP Morgan X 7.0%               PRD              46623d200     1357    53600 SH       SOLE                    53600
Key IX 6.75%                   PRD              49327Q204     2766   115248 SH       SOLE                   115248
MBNA Corp.  8.10%              PRD              55270b201      331    13025 SH       SOLE                    13025
Merrill IV 7.12%               PRD              59021g204     1233    50150 SH       SOLE                    50150
Merrill V 7.28%                PRD              59021k205      446    18200 SH       SOLE                    18200
Morgan Stanley VI 6.60%        PRD              617461207      308    13000 SH       SOLE                    13000
Repsol 7.45%                   PRD              G7513k103     1690    65800 SH       SOLE                    65800
Ryl Bk Scotland 7.25%          PRD              780097879     1447    68500 SH       SOLE                    68500
US Bank XI 6.60%               PRD              903300200      946    37700 SH       SOLE                    37700
Wells Fargo IV 7.0%            PRD              94976y207      718    28400 SH       SOLE                    28400